Description of Business, Basis of Presentation and Significant Accounting Policies - Summary of Restricted Stock Awards Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	1,074,790	711,922
Number of RSUs Outstanding, Granted	66,064	1,155,851
Number of RSUs Outstanding, Vested	(41,813)	(309,397)
Number of RSUs Outstanding, Forfeited	(129,617)	(483,586)
Number of RSUs Outstanding, Ending Balance	969,424	1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 50.25	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted	7.8	31.8
Weighted Average Grant Date Fair Value Per Share, Vested	97.65	123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited	55.65	87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 44.55	$ 50.25
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	16,121,844	10,678,818
Number of RSUs Outstanding, Granted	990,959	17,337,752
Number of RSUs Outstanding, Vested	(627,185)	(4,640,946)
Number of RSUs Outstanding, Forfeited	(1,944,250)	(7,253,780)
Number of RSUs Outstanding, Ending Balance	14,541,368	16,121,844
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 3.35	$ 9.2
Weighted- Average Grant Date Fair Value Per Share, Granted	0.52	2.12
Weighted Average Grant Date Fair Value Per Share, Vested	6.51	8.24
Weighted Average Grant Date Fair Value Per Share, Forfeited	3.71	5.82
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 2.97	$ 3.35
Impact of Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance	(15,047,054)	(9,966,896)
Number of RSUs Outstanding, Granted	(924,895)	(16,181,901)
Number of RSUs Outstanding, Vested	585,372	4,331,549
Number of RSUs Outstanding, Forfeited	1,814,633	6,770,194
Number of RSUs Outstanding, Ending Balance	(13,571,944)	(15,047,054)
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 46.9	$ 128.8
Weighted- Average Grant Date Fair Value Per Share, Granted	7.28	29.68
Weighted Average Grant Date Fair Value Per Share, Vested	91.14	115.36
Weighted Average Grant Date Fair Value Per Share, Forfeited	51.94	81.48
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 41.58	$ 46.9